Inventories - Summary of Detailed Information of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Oil, gas and chemicals	$ 27,823	$ 22,145
Environmental certificates	2,557	1,727
Materials	1,514	1,386
Total	$ 31,894	$ 25,258